Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	January 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.3%
732,557	Communication Services Select Sector SPDR Fund ETF	$55,586,425
351,559	Consumer Discretionary Select Sector SPDR Fund ETF	60,088,464
555,623	Consumer Staples Select Sector SPDR Fund ETF	40,516,029
383,622	Energy Select Sector SPDR Fund ETF	31,997,911
2,011,193	Financial Select Sector SPDR Fund ETF	77,953,841
594,004	Health Care Select Sector SPDR Fund ETF	83,386,282
271,473	Industrial Select Sector SPDR Fund ETF	30,646,587
74,688	Materials Select Sector SPDR Fund ETF	6,140,100
560,181	Real Estate Select Sector SPDR Fund ETF	21,359,702
945,644	Technology Select Sector SPDR Fund ETF	186,934,906
212,362	Utilities Select Sector SPDR Fund ETF	13,049,645
Total Exchange-Traded Funds (Cost $573,044,077)		$607,659,892
Total Investments — 99.3% (Cost $573,044,077)		$607,659,892
Other Assets less Liabilities — 0.7%		4,548,442

Net Assets — 100.0%		$612,208,334

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	January 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.1%
75,071	iShares 1-5 Year Investment Grade Corporate Bond ETF	$3,864,655
57,499	iShares 3-7 Year Treasury Bond ETF	6,755,558
48,252	SPDR Bloomberg 1-3 Month T-Bill ETF	4,428,569
47,092	SPDR Bloomberg Investment Grade Floating Rate ETF	1,448,079
88,208	SPDR Portfolio Corporate Bond ETF	2,592,433
83,097	SPDR Portfolio High Yield Bond ETF	1,949,456
94,033	SPDR Portfolio Long Term Treasury ETF	2,679,000
246,610	SPDR Portfolio Mortgage Backed Bond ETF	5,430,352
40,885	Vanguard Emerging Markets Government Bond ETF	2,574,528
51,412	Vanguard Short-Term Inflation-Protected Securities ETF	2,453,381
78,305	Vanguard Total International Bond ETF	3,843,209
Total Exchange-Traded Funds (Cost $37,214,457)		$38,019,220
Total Investments — 99.1% (Cost $37,214,457)		$38,019,220
Other Assets less Liabilities — 0.9%		341,355

Net Assets — 100.0%		$38,360,575

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	January 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.1%
71,667	iShares MSCI Australia ETF	$1,692,775
71,818	iShares MSCI Canada ETF	2,610,584
51,956	iShares MSCI China ETF	1,898,472
48,223	iShares MSCI France ETF	1,869,606
63,143	iShares MSCI Germany ETF	1,835,567
65,273	iShares MSCI Japan ETF	4,321,725
31,435	iShares MSCI Mexico ETF	2,095,457
48,928	iShares MSCI Netherlands ETF	2,228,181
95,454	iShares MSCI Poland ETF	2,090,443
52,723	iShares MSCI South Africa ETF	2,067,796
24,420	iShares MSCI Switzerland ETF	1,160,194
66,000	iShares MSCI Turkey ETF	2,362,800
68,271	iShares MSCI United Kingdom ETF	2,214,029
54,769	SPDR Bloomberg 1-3 Month T-Bill ETF	5,026,699
Total Exchange-Traded Funds (Cost $32,459,200)		$33,474,328
Total Investments — 99.1% (Cost $32,459,200)		$33,474,328
Other Assets less Liabilities — 0.9%		306,771

Net Assets — 100.0%		$33,781,099

ETF — Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

SPDR — Standard and Poor’s Depositary Receipts